Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 45,915	$ 77,814
12 months or more - Fair Value	438,490	481,405
Total - Fair Value	484,405	559,219
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	215	637
12 months or more - Gross Unrealized Loss	13,911	8,224
Total - Gross Unrealized Loss	14,126	8,861
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	29,870	29,734
12 months or more - Fair Value	112,291	98,090
Total - Fair Value	142,161	127,824
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	106	266
12 months or more - Gross Unrealized Loss	2,602	1,800
Total - Gross Unrealized Loss	2,708	2,066
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	1,102	48,080
12 months or more - Fair Value	259,729	266,394
Total - Fair Value	260,831	314,474
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	11	371
12 months or more - Gross Unrealized Loss	9,396	4,344
Total - Gross Unrealized Loss	9,407	4,715
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	14,943	0
12 months or more - Fair Value	9,995	40,162
Total - Fair Value	24,938	40,162
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	98	0
12 months or more - Gross Unrealized Loss	12	108
Total - Gross Unrealized Loss	110	108
Small Business Administration-Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	0
12 months or more - Fair Value	56,475	67,059
Total - Fair Value	56,475	67,059
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	0
12 months or more - Gross Unrealized Loss	1,901	1,862
Total - Gross Unrealized Loss	$ 1,901	1,862
Mortgage-Backed Securities and Collateralized Mortgage Obligations - Commercial [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		0
12 months or more - Fair Value		9,700
Total - Fair Value		9,700
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss		0
12 months or more - Gross Unrealized Loss		110
Total - Gross Unrealized Loss		$ 110